Exhibit 99
Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	November 2013
Payment Date	12/16/2013
Transaction Month	1
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,526,999,130.67	67,609	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$347,900,000.00	0.24000%	December 15, 2014
Class A-2 Notes	$467,100,000.00	0.450%	August 15, 2016
Class A-3 Notes	$471,600,000.00	0.670%	April 15, 2018
Class A-4 Notes	$110,200,000.00	1.110%	February 15, 2019
Class B Notes	$44,110,000.00	1.540%	March 15, 2019
Class C Notes	$29,410,000.00	1.720%	July 15, 2019
Class D Notes	$29,410,000.00	2.320%	May 15, 2020
Total	$1,499,730,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,294,002.78

Principal:
Principal Collections	$31,914,868.77
Prepayments in Full	$36,871,757.76
Liquidation Proceeds	$0.00
Recoveries	$0.00
Sub Total	$68,786,626.53
Collections	$74,080,629.31

Purchase Amounts:
Purchase Amounts Related to Principal	$651,348.04
Purchase Amounts Related to Interest	$2,504.41
Sub Total	$653,852.45

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$74,734,481.76

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	November 2013
Payment Date	12/16/2013
Transaction Month	1
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$74,734,481.76
Servicing Fee	$1,272,499.28	$1,272,499.28	$0.00	$0.00	$73,461,982.48
Interest - Class A-1 Notes	$46,386.67	$46,386.67	$0.00	$0.00	$73,415,595.81
Interest - Class A-2 Notes	$110,936.25	$110,936.25	$0.00	$0.00	$73,304,659.56
Interest - Class A-3 Notes	$166,763.00	$166,763.00	$0.00	$0.00	$73,137,896.56
Interest - Class A-4 Notes	$64,558.83	$64,558.83	$0.00	$0.00	$73,073,337.73
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$73,073,337.73
Interest - Class B Notes	$35,851.63	$35,851.63	$0.00	$0.00	$73,037,486.10
Second Priority Principal Payment	$38,021,966.39	$38,021,966.39	$0.00	$0.00	$35,015,519.71
Interest - Class C Notes	$26,697.74	$26,697.74	$0.00	$0.00	$34,988,821.97
Third Priority Principal Payment	$29,410,000.00	$29,410,000.00	$0.00	$0.00	$5,578,821.97
Interest - Class D Notes	$36,010.91	$36,010.91	$0.00	$0.00	$5,542,811.06
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$5,542,811.06
Regular Principal Payment	$280,468,033.61	$5,542,811.06	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residuel Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$74,734,481.76

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$38,021,966.39
Third Priority Principal Payment					$29,410,000.00
Regular Principal Payment					$5,542,811.06
Total					$72,974,777.45
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$72,974,777.45	$209.76	$46,386.67	$0.13	$73,021,164.12	$209.89
Class A-2 Notes	$0.00	$0.00	$110,936.25	$0.24	$110,936.25	$0.24
Class A-3 Notes	$0.00	$0.00	$166,763.00	$0.35	$166,763.00	$0.35
Class A-4 Notes	$0.00	$0.00	$64,558.83	$0.59	$64,558.83	$0.59
Class B Notes	$0.00	$0.00	$35,851.63	$0.81	$35,851.63	$0.81
Class C Notes	$0.00	$0.00	$26,697.74	$0.91	$26,697.74	$0.91
Class D Notes	$0.00	$0.00	$36,010.91	$1.22	$36,010.91	$1.22
Total	$72,974,777.45	$48.66	$487,205.03	$0.32	$73,461,982.48	$48.98

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	November 2013
Payment Date	12/16/2013
Transaction Month	1

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$347,900,000.00	1.0000000	$274,925,222.55	0.7902421
Class A-2 Notes	$467,100,000.00	1.0000000	$467,100,000.00	1.0000000
Class A-3 Notes	$471,600,000.00	1.0000000	$471,600,000.00	1.0000000
Class A-4 Notes	$110,200,000.00	1.0000000	$110,200,000.00	1.0000000
Class B Notes	$44,110,000.00	1.0000000	$44,110,000.00	1.0000000
Class C Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Class D Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Total	$1,499,730,000.00	1.0000000	$1,426,755,222.55	0.9513414

Pool Information
Weighted Average APR	4.295%	4.268%
Weighted Average Remaining Term	55.30	54.41
Number of Receivables Outstanding	67,609	65,610
Pool Balance	$1,526,999,130.67	$1,457,560,681.52
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,470,320,866.04	$1,402,888,033.61
Pool Factor	1.0000000	0.9545262

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,634,995.65
Targeted Credit Enhancement Amount	$21,863,410.22
Yield Supplement Overcollateralization Amount	$54,672,647.91
Targeted Overcollateralization Amount	$68,901,062.48
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$30,805,458.97

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,634,995.65
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,634,995.65
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,634,995.65

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	November 2013
Payment Date	12/16/2013
Transaction Month	1

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		147	$474.58
(Recoveries)		0	$0.00
Net Losses for Current Collection Period			$474.58
Cumulative Net Losses Last Collection Period			$0.00
Cumulative Net Losses for all Collection Periods			$474.58

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.00%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.55%	356	$8,076,918.79
61-90 Days Delinquent	0.00%	1	$34,665.73
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.56%	357	$8,111,584.52

Repossession Inventory:
Repossessed in the Current Collection Period		7	$153,766.32
Total Repossessed Inventory		7	$153,766.32

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			N/A
Preceding Collection Period			N/A
Current Collection Period			0.0004%
Three Month Average			N/A

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			N/A
Preceding Collection Period			N/A
Current Collection Period			0.0015%
Three Month Average			N/A

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer